Reporting entity (Details) - $ / shares	Aug. 13, 2020	Jul. 20, 2020	May 10, 2019	May 08, 2019
Highworld Investments Limited and ELQ Investors VIII Limited
Reporting entity
Ownership interest held by shareholders (as a percent)				51.15%
American Depositary Shares | Initial public offering
Reporting entity
Sale of existing shares in IPO				16,304,348
Offering price per share				$ 13.50
American Depositary Shares | Underwriter's Over-Allotment Option
Reporting entity
Sale of existing shares in IPO			2,445,652
Shares issued during the period	510,217
American Depositary Shares | Secondary public offering
Reporting entity
Shares issued during the period		5,000,000
Offering price per share		$ 20.25